Debt (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings, by type [abstract]
Summary of debt

	December 31, 2022	December 31, 2021
Senior notes due 2029, net of unamortized transaction fees of $6,077 (2021 – $6,783) and initial redemption option of $4,167 (Note 16 (b))	$498,090	$497,868
Redemption option derivative asset (Note 16 (b))	(3,676)	(8,105)
	$494,414	$489,763

Reconciliation of debt arising from financing activities

	2022	2021
	Senior notes due 2029	Senior notes due 2029	Senior notes due 2024 and term loan	Revolving credit facility

Balance beginning of year	$489,763	$—	$351,132	$150,000

Financing cash flows related to debt:
Redemption of senior secured notes due 2024	—	—	(233,953)	—
Repayment of term loan	—	—	(133,333)	—
Repayment of revolving credit facility	—	—	—	(150,000)
Proceeds from senior notes due 2029	—	500,000	—	—
Debt transaction costs	—	(7,009)	—	—
Total financing cash flows related to debt	$—	$492,991	$(367,286)	$(150,000)

	$489,763	$492,991	$(16,154)	$—

Non-cash changes recorded in debt:
Amortization of discount and transaction costs of senior secured notes due 2024 due to early redemption	$—	$—	$7,969	$—
Amortization of financing fees and discount relating to senior secured notes due 2024 and term loan	—	—	2,201	—
Change in fair value of redemption option derivative asset relating to senior secured notes due 2024	—	—	5,984	—
Amortization of financing fees and prepayment option relating to senior notes due 2029	222	71	—	—
Change in fair value of redemption option derivative asset relating to senior notes due 2029	4,429	(3,299)	—	—

Balance end of year	$494,414	$489,763	$—	$—